Taxes (Details) - Schedule of components of the income tax provision (benefit) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Deferred tax benefit	$ (668,341)	$ (9,886)	$ (39,625)
Income tax provision	2,358,526	2,542,211	2,101,597
Current tax provision	3,026,867	2,552,097	2,141,222
CAYMAN ISLANDS
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Deferred tax benefit
HONG KONG
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Deferred tax benefit
Current tax provision
PRC [Member]
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Deferred tax benefit	(668,341)	(9,886)	(39,625)
Current tax provision	$ 3,026,867	$ 2,552,097	$ 2,141,222